Note 17: Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Consolidated Financial Statements [Abstract]
Operating Leases Future Minimum Payments Due	$ 1,883
Operating Leases Future Minimum Payments Due Current	515
Operating Leases Future Minimum Payments Due In Two Years	404
Operating Leases Future Minimum Payments Due In Three Years	292
Operating Leases Future Minimum Payments Due In Four Years	184
Operating Leases Future Minimum Payments Due In Five Years	115
Operating Leases Future Minimum Payments Due Thereafter	373
Lease And Rental Expense	453	445	463
Accrual For Environmental Loss Contingencies	$ 617
Department of Justice Lawsuit Against Pratt and Whitney [Member]
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	1999
Loss Contingency Allegations	As previously disclosed, the U.S. Department of Justice (DOJ) sued us in 1999 in the U.S. District Court for the Southern District of Ohio, claiming that Pratt & Whitney violated the civil False Claims Act and common law. This lawsuit relates to the “Fighter Engine Competition” between Pratt & Whitney’s F100 engine and General Electric’s F110 engine. The DOJ alleges that the government overpaid for F100 engines under contracts awarded by the U.S. Air Force in fiscal years 1985 through 1990 because Pratt & Whitney inflated its estimated costs for some purchased parts and withheld data that would have revealed the overstatements. At trial of this matter, completed in December 2004, the government claimed Pratt & Whitney’s liability to be $624 million.
Loss Contingency Period Of Occurrence	fiscal years 1985 through 1990
Loss Contingency Damages Sought	$624 million
Loss Contingency Actions Taken By Plaintiff And Defendant	On August 1, 2008, the trial court judge held that the Air Force had not suffered any actual damages because Pratt & Whitney had made significant price concessions. However, the trial court judge found that Pratt & Whitney violated the False Claims Act due to inaccurate statements contained in the 1983 offer. In the absence of actual damages, the trial court judge awarded the DOJ the maximum civil penalty of $7.09 million, or $10,000 for each of the 709 invoices Pratt & Whitney submitted in 1989 and later under the contracts. In September 2008, both the DOJ and UTC appealed the decision to the Sixth Circuit Court of Appeals. In November 2010, the Sixth Circuit affirmed Pratt & Whitney’s liability under the False Claims Act and remanded the case to the U.S. District Court for further proceedings on the question of damages.
Loss Contingency Actions Taken By Defendant	In September 2008, both the DOJ and UTC appealed the decision to the Sixth Circuit Court of Appeals.
Department of Defense Contract Claim Against Sikorsky [Member]
Loss Contingencies [Line Items]
Loss Contingency Lawsuit Filing Date	December 2008
Loss Contingency Allegations	As previously disclosed, in December 2008, the U.S. Department of Defense (DOD) issued a contract claim against Sikorsky to recover overpayments the DOD alleges it has incurred since January 2003 in connection with cost accounting changes approved by the DOD and implemented by Sikorsky in 1999 and 2006. These changes relate to the calculation of material overhead rates in government contracts. The DOD claims that Sikorsky’s liability is approximately $92 million (including interest through December 2011).
Loss Contingency Damages Sought	$92 million (including interest through December 2011)
Loss Contingency Actions Taken By Defendant	We believe this claim is without merit and Sikorsky filed an appeal in December 2009 with the U.S. Court of Federal Claims, which is pending.
Department Of Justice Against Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Allegations	The voluntary disclosures that we anticipate will be addressed in the consent agreement currently under discussion include 2006 and 2007 disclosures regarding the export by Hamilton Sundstrand to P&WC of certain modifications to dual-use electronic engine control software, and the re-export by P&WC of those software modifications and subsequent P&WC-developed patches to China during the period 2002-2004 for use in the development of the Z-10 Chinese military helicopter. The DOJ has also separately conducted a criminal investigation of the matters addressed in these disclosures, as well as the accuracy and adequacy of the disclosures
Loss Contingency Period Of Occurrence	2002-2004
Loss Contingency Actions Taken By Defendant	We have been cooperating with the DOJ's investigation. Since November 2011, we have been in discussions with the DOJ to resolve this matter.
Loss Contingency Date Of Investigation	November 2011
US Department Of State Against Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Allegations	DTCC informed us that it considers certain of our voluntary disclosures filed since 2005 to reflect deficiencies warranting penalties and sanctions
Loss Contingency Period Of Occurrence	voluntary disclosures filed since 2005
Loss Contingency Actions Taken By Defendant	We are currently in discussions with DTCC to reach a consent agreement, which we anticipate will provide for a payment by the Company and commitments regarding additional remedial compliance efforts
Loss Contingency Date Of Investigation	November 2011
US Department Of State And Department Of Justice Against Company [Member]
Loss Contingencies [Line Items]
Loss Contingency Damages Sought	$45 million